Restricted Bank Deposits and Short-term Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Restricted Bank Deposits and Short-term Bank Deposits

	2018	2017
	RMB million	RMB million
Restricted bank deposits	16	51